Summary Of General And Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
General And Administrative Expenses
Employee salaries and benefits	$ 1,868,821	$ 1,621,580	$ 1,767,232
Share-based compensation	816,950
Consulting and service fees	608,341	521,001	353,467
Entertainment expenses	224,977	183,511	188,579
Travelling expenses	161,865	192,858	139,638
Lease expenses	159,340	129,460	81,018
Provision for expected credit losses	128,235	76,755	93,188
Office expenses	79,536	40,747	35,061
Communication	34,823	20,608	21,131
Depreciation	30,114	40,251	56,452
Car rental and insurance	17,220	19,459	29,360
Utilities	16,823	19,282	8,736
Insurance Premiums	12,882	6,221
Bank charges	12,797	3,910	3,257
Other miscellaneous administrative expenses	213,716	82,505	94,818
Total general and administrative expenses	$ 4,386,440	$ 2,958,148	$ 2,871,937